Victory Integrity Mid-Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
MCI [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
MCI [Member] | Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	11.97%	9.82%	8.60%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.83%	8.13%	7.38%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	7.58%	6.77%